Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1]	$ 28,666	$ 26,587
Junior subordinated notes	[2]	3,981	2,980
Remarketable subordinated notes	[2]	1,379	2,373
Carrying Amount | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2]	11,346	10,530
Carrying Amount | Dominion Energy Gas Holdings, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[3]	3,570	3,528
Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1],[4]	31,233	28,273
Junior subordinated notes	[2],[4]	4,102	2,893
Remarketable subordinated notes	[2],[4]	1,446	2,418
Estimate of Fair Value | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2],[4]	12,842	11,584
Estimate of Fair Value | Dominion Energy Gas Holdings, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[3],[4]	$ 3,719	$ 3,603

[1]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At December 31, 2017, and 2016, includes the valuation of certain fair value hedges associated with Dominion Energy's fixed rate debt of $(22) million and $(1) million, respectively
[2]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
[3]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.
[4]	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.